RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		9 Months Ended
	Feb. 10, 2021	Sep. 30, 2021	Feb. 08, 2021	Dec. 31, 2020	Oct. 01, 2020
Related Party Transaction [Line Items]
Promissory note - related party				$ 160,000
Repayment of promissory note - related party		$ 160,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note			$ 80,000
Repayment of promissory note - related party	$ 80,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 2,000,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant		$ 1.50